Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2025	2024
Accounts payable	$10,898	$10,002
Accrued interest	1,401	1,497
Accrued voyage expenses	1,087	3,747
Accrued voyage operating expenses	2,732	2,330
Accrued employee compensation	3,717	3,365
Other	2,927	2,496
Total accounts payable and accrued expenses	$22,761	$23,436